UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2552

Waddell & Reed Advisors Funds, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Advisors Accumulative Fund

March 31, 2005
COMMON STOCKS	Shares	Value

Air Transportation - 2.13%
Southwest Airlines Co.	2,000,000	$28,480,000
UTi Worldwide Inc.	200,000	13,875,000
		42,355,000
Aircraft - 3.02%
Boeing Company (The)	350,000	20,461,000
Rockwell Collins, Inc.	300,000	14,277,000
United Technologies Corporation	250,000	25,415,000
		60,153,000
Aluminum - 0.92%
Alcoa Incorporated	600,000	18,234,000

Banks - 1.57%
Bank of America Corporation	200,000	8,820,000
Citigroup Inc.	500,000	22,470,000
		31,290,000
Beverages - 0.77%
Molson Coors Brewing Company, Class B	200,000	15,434,000

Business Equipment and Services - 0.56%
Omnicom Group Inc.	125,000	11,065,000

Capital Equipment - 1.18%
Deere & Company	350,000	23,495,500

Chemicals - Petroleum and Inorganic - 1.29%
du Pont (E.I.) de Nemours and Company	500,000	25,620,000

Chemicals - Specialty - 0.44%
Scotts Miracle-Gro Company (The)*	125,000	8,778,750

Coal - 0.23%
Foundation Coal Holdings, Inc.	195,000	4,584,450

Communications Equipment - 1.39%
Cisco Systems, Inc.*	1,300,000	23,289,500
Juniper Networks, Inc.*	200,000	4,413,000
		27,702,500
Computers - Main and Mini - 0.69%
International Business Machines Corporation	150,000	13,707,000

Computers - Micro - 2.74%
Apple Computer, Inc.*	570,000	23,797,500
Dell Inc.*	800,000	30,740,000
		54,537,500
Computers - Peripherals - 4.80%
Lexmark International, Inc.*	250,000	19,992,500
Microsoft Corporation	2,300,000	55,579,500
SAP Aktiengesellschaft, ADR	500,000	20,040,000
		95,612,000
Cosmetics and Toiletries - 0.42%
Alberto-Culver Company	175,000	8,375,500

Electronic Components - 2.46%
Intel Corporation	900,000	20,907,000
Texas Instruments Incorporated	1,100,000	28,039,000
		48,946,000
Electronic Instruments - 0.49%
Applied Materials, Inc.*	600,000	9,753,000

Finance Companies - 3.56%
Fannie Mae	450,000	24,502,500
Freddie Mac	300,000	18,960,000
SLM Corporation	550,000	27,412,000
		70,874,500
Food and Related - 1.00%
J.M. Smucker Company (The)	395,000	19,868,500

Forest and Paper Products - 0.71%
International Paper Company	385,000	14,164,150

Health Care - Drugs - 7.44%
Allergan, Inc.	350,000	24,314,500
Amgen Inc.*	600,000	34,902,000
Gilead Sciences, Inc.*	900,000	32,215,500
Martek Biosciences Corporation*	200,000	11,653,000
MedImmune, Inc.*	300,000	7,138,500
Schering-Plough Corporation	550,000	9,982,500
Teva Pharmaceutical Industries Limited, ADR	900,000	27,886,500
		148,092,500
Health Care - General - 4.59%
Da Vita Inc.*	540,000	22,599,000
Renal Care Group, Inc.*	480,000	18,211,200
St. Jude Medical, Inc.*	650,000	23,400,000
Zimmer Holdings, Inc.*	350,000	27,233,500
		91,443,700
Hospital Supply and Management - 5.96%
Caremark Rx, Inc.*	400,000	15,912,000
HCA Inc.	600,000	32,142,000
PacifiCare Health Systems, Inc.*	500,000	28,460,000
Triad Hospitals, Inc.*	340,000	17,034,000
WellPoint, Inc.*	200,000	25,070,000
		118,618,000
Hotels and Gaming - 2.00%
Harrah's Entertainment, Inc.	160,000	10,332,800
Hilton Hotels Corporation	775,000	17,321,250
Wynn Resorts, Limited*	180,000	12,188,700
		39,842,750
Household - General Products - 0.73%
Procter & Gamble Company (The)	275,000	14,575,000

Insurance - Property and Casualty - 2.10%
American International Group, Inc.	175,000	9,696,750
Hartford Financial Services Group Inc. (The)	200,000	13,712,000
St. Paul Companies, Inc. (The)	500,000	18,365,000
		41,773,750
Leisure Time Industry - 2.25%
Royal Caribbean Cruises Ltd.	425,000	18,993,250
Walt Disney Company (The)	900,000	25,857,000
		44,850,250
Multiple Industry - 6.96%
DreamWorks Animation SKG, Inc., Class A*	525,000	21,372,750
General Electric Company	2,300,000	82,938,000
Huntsman Corporation*	440,000	10,260,800
Las Vegas Sands, Inc.*	450,000	20,250,000
Primus Guaranty, Ltd.*	290,000	3,778,700
		138,600,250
Petroleum - Domestic - 1.44%
Equitable Resources, Inc.	500,000	28,720,000

Petroleum - International - 15.55%
Burlington Resources Inc.	1,000,000	50,070,000
ChevronTexaco Corporation	1,500,000	87,465,000
ConocoPhillips	500,000	53,920,000
Exxon Mobil Corporation	1,000,000	59,600,000
Unocal Corporation	950,000	58,605,500
		309,660,500
Petroleum - Services - 3.99%
Patterson-UTI Energy, Inc.	1,500,000	37,522,500
Schlumberger Limited	450,000	31,716,000
Transocean Inc.*	200,000	10,292,000
		79,530,500
Railroad - 1.15%
Burlington Northern Santa Fe Corporation	100,000	5,393,000
Union Pacific Corporation	250,000	17,425,000
		22,818,000
Real Estate Investment Trust - 0.52%
Friedman, Billings, Ramsey Group, Inc., Class A	650,000	10,315,500

Restaurants - 3.55%
Applebee's International, Inc.	850,000	23,404,750
McDonald's Corporation	400,000	12,456,000
P.F. Chang's China Bistro, Inc.*	150,000	8,957,250
YUM! Brands, Inc.	500,000	25,905,000
		70,723,000
Retail - Food Stores - 1.97%
CVS Corporation	375,000	19,732,500
Walgreen Co.	440,000	19,544,800
		39,277,300
Retail - General Merchandise - 2.79%
Costco Wholesale Corporation	585,000	25,889,175
Family Dollar Stores, Inc.	400,000	12,144,000
Wal-Mart Stores, Inc.	350,000	17,538,500
		55,571,675
Retail - Specialty Stores - 0.79%
Lowe's Companies, Inc.	275,000	15,699,750

Security and Commodity Brokers - 3.12%
Chicago Mercantile Exchange Holdings Inc.	89,908	17,444,849
Goldman Sachs Group, Inc. (The)	225,000	24,747,750
Marsh & McLennan Companies, Inc.	275,000	8,365,500
Prudential Financial, Inc.	200,000	11,480,000
		62,038,099
Tobacco - 1.31%
Altria Group, Inc.	400,000	26,156,000

Trucking and Shipping - 0.70%
J.B. Hunt Transport Services, Inc.	320,000	14,004,800

Utilities - Electric - 0.40%
Exelon Corporation	175,000	8,030,750

TOTAL COMMON STOCKS - 99.68%		$1,984,892,424

(Cost: $1,784,382,319)

SHORT-TERM SECURITIES	Principle Amount in Thousands

Cosmetics and Toiletries - 0.16%
Gillette Company (The),
2.81%, 4-1-05	$3,208	3,208,000

Forest and Paper Products - 0.16%
Sonoco Products Co.,
2.88%, 4-1-05	3,120	3,120,000

TOTAL SHORT-TERM SECURITIES - 0.32%		$6,328,000

(Cost: $6,328,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$1,991,220,424

(Cost: $1,790,710,319)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

The Investments of Advisors Core Investment Fund

March 31, 2005
COMMON STOCKS	Shares	Value

Aircraft - 4.21%
Boeing Company (The)	801,000	$46,826,460
Lockheed Martin Corporation	1,066,595	65,126,291
United Technologies Corporation	620,600	63,090,196
		175,042,947
Aluminum - 1.03%
Alcoa Incorporated	1,410,900	42,877,251

Banks - 1.98%
Citigroup Inc.	926,600	41,641,404
U.S. Bancorp	1,412,000	40,693,840
		82,335,244
Beverages - 1.52%
PepsiCo, Inc.	1,190,100	63,111,003

Broadcasting - 1.44%
Liberty Media Corporation, Class A*	5,764,300	59,775,791

Business Equipment and Services - 0.47%
First Data Corporation	500,400	19,670,724

Capital Equipment - 4.67%
Caterpillar Inc.	618,600	56,564,784
Deere & Company	1,437,800	96,519,514
Illinois Tool Works Inc.	460,800	41,255,424
		194,339,722
Chemicals - Petroleum and Inorganic - 1.18%
du Pont (E.I.) de Nemours and Company	957,500	49,062,300

Chemicals - Specialty - 2.87%
Air Products and Chemicals, Inc.	1,882,500	119,143,425

Communications Equipment - 1.57%
Cisco Systems, Inc.*	3,646,900	65,334,214

Computers - Micro - 2.37%
Apple Computer, Inc.*	505,700	21,112,975
Dell Inc.*	2,010,500	77,253,462
		98,366,437
Computers - Peripherals - 3.85%
Lexmark International, Inc.*	310,900	24,862,673
Microsoft Corporation	1,691,100	40,865,431
SAP Aktiengesellschaft, ADR	2,355,700	94,416,456
		160,144,560
Defense - 1.55%
General Dynamics Corporation	603,000	64,551,150

Electronic Components - 3.26%
Analog Devices, Inc.	660,900	23,884,926
Intel Corporation	2,330,200	54,130,546
Texas Instruments Incorporated	2,264,800	57,729,752
		135,745,224
Finance Companies - 1.81%
Rio Tinto plc (A)	308,000	9,952,695
SLM Corporation	1,306,300	65,105,992
		75,058,687
Food and Related - 1.51%
Kellogg Company	1,450,600	62,767,462

Health Care - Drugs - 6.47%
Amgen Inc.*	736,140	42,821,264
Gilead Sciences, Inc.*	1,267,600	45,373,742
Novartis AG, Registered Shares (A)	1,276,000	59,557,340
Pfizer Inc.	4,611,390	121,141,215
		268,893,561
Health Care - General - 2.87%
Boston Scientific Corporation*	693,600	20,315,544
Wyeth	2,347,700	99,025,986
		119,341,530
Hospital Supply and Management - 5.30%
Aetna Inc.	463,140	34,712,343
Caremark Rx, Inc.*	355,100	14,125,878
Guidant Corporation	500,200	36,964,780
Medtronic, Inc.	1,280,300	65,231,285
UnitedHealth Group Incorporated	272,400	25,981,512
WellPoint, Inc.*	345,800	43,346,030
		220,361,828
Hotels and Gaming - 2.49%
Marriott International, Inc., Class A	1,103,300	73,766,638
Starwood Hotels & Resorts Worldwide, Inc.	356,400	21,394,692
Wynn Resorts, Limited*	120,800	8,179,972
		103,341,302
Household - General Products - 0.82%
Colgate-Palmolive Company	652,800	34,056,576

Insurance - Property and Casualty - 2.43%
Berkshire Hathaway Inc., Class A*	1,163	101,181,000

Leisure Time Industry - 0.82%
Carnival Corporation	657,700	34,075,437

Mining - 0.62%
Phelps Dodge Corporation	253,400	25,778,382

Multiple Industry - 4.67%
General Electric Company	4,317,600	155,692,656
Google Inc., Class A*	94,200	17,001,687
Las Vegas Sands, Inc.*	474,100	21,334,500
		194,028,843
Non-Residential Construction - 0.58%
Fluor Corporation	438,650	24,314,369

Petroleum - Canada - 0.33%
Canadian Natural Resources Limited	82,900	4,710,378
Suncor Energy Inc.	220,900	8,882,389
		13,592,767
Petroleum - International - 8.01%
Anadarko Petroleum Corporation	483,550	36,798,155
Burlington Resources Inc.	2,829,300	141,663,051
Exxon Mobil Corporation	2,592,640	154,521,344
		332,982,550
Petroleum - Services - 10.23%
Baker Hughes Incorporated	3,152,900	140,272,521
Nabors Industries Ltd.*	950,200	56,194,828
Schlumberger Limited	1,340,600	94,485,488
Smith International, Inc.*	331,400	20,788,722
Transocean Inc.*	616,200	31,709,652
Weatherford International Ltd.*	1,411,400	81,776,516
		425,227,727
Retail - Food Stores - 0.85%
Walgreen Co.	795,850	35,351,657

Retail - General Merchandise - 4.49%
Family Dollar Stores, Inc.	977,800	29,686,008
Kohl's Corporation*	906,000	46,776,780
Target Corporation	416,000	20,808,320
Wal-Mart Stores, Inc.	1,788,000	89,596,680
		186,867,788
Retail - Specialty Stores - 1.10%
Best Buy Co., Inc.	843,900	45,579,039

Security and Commodity Brokers - 2.88%
Goldman Sachs Group, Inc. (The)	817,500	89,916,825
Morgan (J.P.) Chase & Co.	863,500	29,877,100
		119,793,925
Timesharing and Software - 1.53%
eBay Inc.*	1,414,400	52,693,472
Yahoo! Inc.*	327,400	11,116,867
		63,810,339
Trucking and Shipping - 2.32%
United Parcel Service, Inc., Class B	1,324,000	96,307,760

Utilities - Electric - 1.01%
Dominion Resources, Inc.	562,750	41,885,483

Utilities - Telephone - 2.96%
Sprint Corporation	987,900	22,474,725
Vodafone Group Plc, ADR	3,794,300	100,776,608
		123,251,333

TOTAL COMMON STOCKS - 98.07%		$4,077,349,337

(Cost: $3,063,698,544)

SHORT-TERM SECURITIES	Principle Amount in Thousands

Commercial Paper
Aluminum - 0.24%
Alcoa Incorporated,
2.82%, 4-4-05	$10,000	9,997,650

Finance Companies - 0.24%
PACCAR Financial Corp.,
2.77%, 4-11-05	10,000	9,992,306

Food and Related - 0.12%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
2.82%, 4-4-05	5,000	4,998,825

Forest and Paper Products - 0.04%
Sonoco Products Co.,
2.88%, 4-1-05	1,686	1,686,000

Health Care - General - 0.45%
Baxter International Inc.,
2.85%, 4-6-05	10,000	9,996,042
Baxter International Inc.,
2.85%, 4-11-05	8,848	8,840,995
		18,837,037
Security and Commodity Brokers - 0.37%
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
2.86%, 4-1-05	15,195	15,195,000

Utilities - Telephone - 0.23%
SBC Communications Inc.,
2.68%, 4-5-05	4,620	4,618,624
SBC Communications Inc.,
2.7%, 4-5-05	5,000	4,998,500
		9,617,124

Total Commercial Paper - 1.69%		70,323,942

Municipal Obligations
California - 0.17%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Air Products and Chemicals, Inc./Wilmington Facility), Taxable Series 1997A,
2.85%, 5-9-05	7,000	7,000,000

Maryland - 0.07%
Mayor and City Council of Baltimore (City of Baltimore,
      Maryland), General Obligation Bonds, Consolidated
      Public Improvement Refunding Bonds, Series 2003C
      (Variable Rate Demand/Taxable), (Financial Security
      Assurance Inc.),

2.85%, 4-7-05	3,000	3,000,000

Total Municipal Obligations - 0.24%		10,000,000

TOTAL SHORT-TERM SECURITIES - 1.93%		$80,323,942

(Cost: $80,323,942)

TOTAL INVESTMENT SECURITIES - 100.00%		$4,157,673,279

(Cost: $3,144,022,486)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside of the United States.

The Investments of Advisors Science and Technology Fund

March 31, 2005
COMMON STOCKS	Shares	Value

Broadcasting - 2.98%
DIRECTV Group, Inc. (The)*	1,452,700	$20,947,934
XM Satellite Radio Holdings Inc., Class A*	1,396,950	44,115,681
		65,063,615
Business Equipment and Services - 11.32%
CheckFree Corporation*	1,942,400	79,162,512
Euronet Worldwide, Inc.*	1,867,850	53,336,457
First Data Corporation	2,044,600	80,373,226
Headwaters Incorporated*	1,033,300	33,938,738
		246,810,933
Computers - Micro - 4.02%
Apple Computer, Inc.*	1,288,400	53,790,700
Dell Inc.*	883,400	33,944,645
		87,735,345
Computers - Peripherals - 13.98%
Amdocs Limited*	1,558,530	44,262,252
BEA Systems, Inc.*	2,536,700	20,204,815
Check Point Software Technologies Ltd.*	2,706,900	58,807,403
Microsoft Corporation	2,094,500	50,613,593
Oracle Corporation*	3,274,800	40,853,130
Red Hat, Inc.*	3,027,800	33,018,159
Symbol Technologies, Inc.	3,937,910	57,060,316
		304,819,668
Electronic Components - 16.69%
Advanced Micro Devices, Inc.*	1,317,000	21,230,040
Amphenol Corporation, Class A*	854,600	31,654,384
Analog Devices, Inc.	653,800	23,628,332
Broadcom Corporation, Class A*	698,800	20,960,506
Cherokee International Corporation*	935,500	6,534,467
Cypress Semiconductor Corporation*	2,110,800	26,596,080
Intel Corporation	920,500	21,383,215
MEMC Electronic Materials, Inc.*	1,911,850	25,714,383
Mediatek Incorporation (A)	2,777,640	19,740,513
Microchip Technology Incorporated	1,916,100	49,770,698
Samsung Electronics Co., Ltd. (A)	175,000	86,509,109
Xilinx, Inc.	1,037,400	30,318,015
		364,039,742
Electronic Instruments - 1.18%
ASML Holding N.V.*	642,800	10,782,970
Mattson Technology, Inc.*	1,885,200	14,921,358
		25,704,328
Health Care - Drugs - 7.13%
Amgen Inc.*	617,400	35,914,158
Genzyme Corporation*	1,160,600	66,450,153
IVAX Corporation*	2,684,025	53,063,174
		155,427,485
Health Care - General - 3.84%
Advanced Medical Optics, Inc.*	1,260,900	45,657,189
Boston Scientific Corporation*	1,304,700	38,214,663
		83,871,852
Hospital Supply and Management - 20.89%
Cerner Corporation*	2,127,100	111,885,460
HCA Inc.	1,260,200	67,508,914
PacifiCare Health Systems, Inc.*	376,600	21,436,072
Tenet Healthcare Corporation*	2,152,600	24,819,478
Triad Hospitals, Inc.*	539,000	27,003,900
UnitedHealth Group Incorporated	803,300	76,618,754
VCA Antech, Inc.*	481,700	9,742,382
WellCare Health Plans, Inc.*	2,216,600	67,517,636
WellPoint, Inc.*	392,500	49,199,875
		455,732,471
Multiple Industry - 9.56%
Critical Therapeutics, Inc.*	181,765	1,164,205
Cytokinetics, Incorporated*	378,100	2,476,555
Dolby Laboratories, Inc., Class A*	1,201,200	28,228,200
DreamWorks Animation SKG, Inc., Class A*	1,103,800	44,935,698
Google Inc., Class A*	321,700	58,062,025
Research In Motion Limited*	816,200	62,296,465
Telvent GIT, S.A.*	1,139,900	11,324,906
		208,488,054
Security and Commodity Brokers - 2.58%
Chicago Mercantile Exchange Holdings Inc.	289,900	56,249,297

Timesharing and Software - 3.48%
Alliance Data Systems Corporation*	1,878,100	75,875,240

TOTAL COMMON STOCKS - 97.65%		$2,129,818,030

(Cost: $1,796,591,822)

SHORT-TERM SECURITIES	Principle Amount in Thousands

Capital Equipment - 0.28%
John Deere Capital Corporation,
2.84%, 4-21-05	$6,000	5,990,533

Finance Companies - 1.33%
Ciesco, LLC,
2.76%, 4-4-05	4,000	3,999,080
PACCAR Financial Corp.,
2.77%, 4-11-05	10,000	9,992,306
USAA Capital Corp.,
2.76%, 4-12-05	15,000	14,987,350
		28,978,736
Forest and Paper Products - 0.32%
Sonoco Products Co.,
2.88%, 4-1-05	7,000	7,000,000

Retail - General Merchandise - 0.18%
Wal-Mart Stores, Inc.,
2.75%, 4-4-05	4,000	3,999,083

Security and Commodity Brokers - 0.24%
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
2.86%, 4-1-05	5,264	5,264,000

TOTAL SHORT-TERM SECURITIES - 2.35%		$51,232,352

(Cost: $51,232,352)

TOTAL INVESTMENT SECURITIES - 100.00%		$2,181,050,382

(Cost: $1,847,824,174)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date May 31, 2005

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date May 31, 2005